Other Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Operating Expenses [Abstract]
Data processing	$ 1,052,995	$ 699,942	$ 434,175
Professional fees	906,921	1,053,907	692,375
Franchise tax	453,278	436,530	436,955
Advertising	483,885	404,558	462,758
ATM processing and other fees	437,676	448,250	446,017
Amortization of core deposit intangible asset	137,327	56,935	40,857
Postage	42,772	100,241	165,439
Stationery and supplies	99,440	172,303	177,947
FDIC assessment	358,132	330,479	379,587
Loan closing fees	190,544	233,068	174,564
Other real estate owned	354,337	273,243	250,632
Deposit losses & recoveries	35,448	(19,928)	28,720
Prepayment penalty on borrowings		528,750	984,566
Other	1,715,281	1,657,150	1,557,286
Total other operating expenses	$ 6,268,036	$ 6,375,428	$ 6,231,878